UNITED STATES
SECURITIES AND EXCHANGE COMMISION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31st, 2013
Check here if Amendment [  ]; Amendment Number:

This Amendment (check only one):
[  ] is a restatement;
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: ValueWorks LLC
Address: 1450 Broadway, 42nd fl, New York, NY  10018
13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager: Laila Bdour
Title: Marketing Associate
Phone: 212 819 1818

Signature:       Place:          Date of signing:
Laila Bdour      New York NY	 April 2nd, 2013

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT;
[ ] 13F NOTICE;
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:0
Form 13F Information Table Entry Total: 34
Form 13F Information Table Value Total: $151103



List of Other Included Managers: N/A

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
FORM 13F INFORMATION TABLE
                                                           	  VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          	TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------- 		--------------- -------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Bank of America CNV PFD L		7.25%CNV PFD L	 60505682  1469	    1202     SOLE 			   1202
New York Times cl A			CL A		 650111107 5760	    587791   SOLE 			   587791
3M Company				COM		 88579Y101 3709	    34890    SOLE 			   34890
American Express Co.			COM		 25816109  7733	    114632   SOLE 			   114632
Boeing Company				COM		 97023105  7316	    85221    SOLE 			   85221
Boston Scientific Corp			COM		 101137107 6411	    820810   SOLE 			   820810
Chesapeake Energy Corp			COM		 165167107 4460	    218501   SOLE 			   218501
Cisco Systems Inc.			COM		 17275R102 6339	    303384   SOLE 			   303384
Corning Inc.				COM		 219350105 5116	    383784   SOLE 			   383784
Cree Inc.				COM		 225447101 4774	    87265    SOLE 			   87265
Dow Chemical Company			COM		 260543103 5172	    162436   SOLE 			   162436
Eli Lilly & Co.				COM		 532457108 8127	    143113   SOLE 			   143113
Hewlett-Packard Co			COM		 428236103 6196	    259907   SOLE 			   259907
Legg Mason Inc.				COM		 524901105 5511	    171401   SOLE 			   171401
Live Nation, Inc.			COM		 538034109 4692	    379312   SOLE 			   379312
MBIA Inc				COM		 55262C100 861	    83885    SOLE 			   83885
Maui Land & Pineapple Co.		COM		 577345101 5309	    1320744  SOLE 			   1320744
Micron Technology Inc			COM		 595112103 6996	    701374   SOLE 			   701374
Paccar Inc.				COM		 693718108 7509	    148520   SOLE 			   148520
Pfizer Inc.				COM		 717081103 5243	    181674   SOLE 			   181674
Phillips 66				COM		 718546104 232	    3312     SOLE 			   3312
QEP Resources, Inc.   			COM		 74733V100 2096	    65821    SOLE 			   65821
Qualcomm Inc.				COM		 747525103 1223	    18263    SOLE 			   18263
Tejon Ranch Co.				COM		 879080109 563	    18920    SOLE 			   18920
WPX Energy Inc				COM		 98212B103 727	    45365    SOLE 			   45365
Xerox Corporation			COM		 984121103 6701	    779221   SOLE 			   779221
Zimmer Holdings Inc			COM		 98956P102 3392	    45096    SOLE 			   45096
Calpine Corp.				COM NEW		 131347304 8265	    401200   SOLE 			   401200
Sprint Nextel Corp.			COM SER 1	 852061100 6914	    1113345  SOLE 			   1113345
Williams Partners			COM UNIT L P	 96950f104 4745	    91600    SOLE 			   91600
Mesabi Trust				CTF BEN INT	 590672101 3228	    141812   SOLE 			   141812
Hartford Finl Svcs Group Dep 7.25% Pfd	DEP CONV PFD	 416515708 239	    10050    SOLE 			   10050
WellsFargo Pfd Series L			PERP PFD CNV A	 949746804 726	    563	     SOLE 			   563
Rowan Companies PLC (UK)		SHS CL A	 G7665A101 3349	    94718    SOLE 			   94718

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